Share-based compensation - Schedule of share-based compensation (Details) - USD ($)		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation		$ 892,057	$ 291,272
Share options [member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation		139,767	257,309
RSUs [Member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	[1]	$ 752,290	$ 33,963

[1]	Includes $2,374 share-based compensation from Unbuzzd for the three months ended March 31, 2026.